Government Grants	12 Months Ended
Dec. 31, 2018
Disclosure of government grants [Abstract]
Disclosure of government grants [text block]
15.	Government Grants
  During the year ended December 31, 2018, the Company received government grants in the amount of $70,000 (2017 - $250,000 and 2016 - $241,000).